Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Investor Shares) [BarChart] - Investor Shares - JPMorgan U.S. Government Money Market Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.02%	0.44%	1.39%	1.76%	0.24%